UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21866
Highland Funds I

(Exact name of registrant as specified in charter)
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: August 31
Date of reporting period: July 1, 2006 – June 30, 2007
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007
HIGHLAND EQUITY OPPORTUNITIES FUND

ALEXANDRIA REAL ESTATE EQUITIES, INC	Agenda Number:	932689346
Security: 015271109
Ticker: ARE	Meeting Type:	Annual
	Meeting Date:	23-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Joel S. Marcus	Mgmt	For	For
	James H. Richardson	Mgmt	For	For
	John L. Atkins, III	Mgmt	For	For
	Richard B. Jennings	Mgmt	For	For
	Richard H. Klein	Mgmt	For	For
	Martin A. Simonetti	Mgmt	For	For
	Alan G. Walton	Mgmt	For	For

02	Ratification of the Appointment of Ernst & Young LLP to serve as the Company’s Independent Registered Public Accountants for the Fiscal year ending December 31, 2007.	Mgmt	For	For

BOSTON PROPERTIES, INC.	Agenda Number:	932674698
Security: 101121101
Ticker: BXP	Meeting Type:	Annual
	Meeting Date:	15-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Mortimer B. Zuckerman	Mgmt	For	For
	Carol B. Einiger	Mgmt	For	For
	Richard E. Salomon	Mgmt	For	For

02	To Consider and Act upon a Proposal to Approve the Second Amendment and Restatement of the Boston Properties, Inc. 1997 Stock Option and Incentive Plan.	Mgmt	Against	Against

03	To Ratify the Audit Committee’s Appointment of PricewaterhouseCoopers LLP as Boston Properties, Inc.’s Independent Registered Public Accounting Firm for the Fiscal year ending December 31, 2007.	Mgmt	For	For

04	To Consider and Act upon a Stockholder Proposal concerning the Annual Election of Directors, If properly presented at the Annual Meeting.	Shr	Against	For

05	To Consider and Act upon a Stockholder proposal concerning Energy Efficiency, If properly presented at the Annual Meeting.	Shr	Against	For

CIRCUIT CITY STORES, INC.	Agenda Number:	932721776
Security: 172737108
Ticker: CC	Meeting Type:	Annual
	Meeting Date:	26-Jun-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Barbara S. Feigin	Mgmt	No vote	N/A
	Allen B. King	Mgmt	No vote
	Carolyn Y. Woo	Mgmt	No vote
	James F. Hardymon	Mgmt	No vote

02	Ratification of the Appointment of KPMG LLP as the Company’s Independent Registered Public Accounting Firm for the fiscal year 2008.	Mgmt	No vote	N/A

DIAMOND OFFSHORE DRILLING, INC.	Agenda Number:	932672834
Security: 25271C102
Ticker: DO	Meeting Type:	Annual
	Meeting Date:	15-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	James S. Tisch	Mgmt	For	For
	Lawrence R. Dickerson	Mgmt	For	For
	Alan R. Batkin	Mgmt	For	For
	John R. Bolton	Mgmt	For	For
	Charles L. Fabrikant	Mgmt	For	For
	Paul G. Gaffney II	Mgmt	For	For
	Herbert C. Hofmann	Mgmt	For	For
	Arthur L. Rebell	Mgmt	For	For
	Raymond S. Troubh	Mgmt	For	For

02	To Approve our Amended and Restated Incentive Compensation Plan for Executive Officers.	Mgmt	For	For

03	To Ratify the Appointment of Deloitte & Touche LLP as the Independent Auditors of the Company for fiscal year 2007.	Mgmt	For	For

GRAPHIC PACKAGING CORPORATION	Agenda Number:	932694931
Security: 388688103
Ticker: GPK	Meeting Type:	Annual
	Meeting Date:	15-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Kevin J. Conway	Mgmt	For	For
	Jeffrey H. Coors	Mgmt	For	For
	Robert W. Tieken	Mgmt	For	For

HUNTSMAN CORPORATION	Agenda Number:	932664887
Security: 447011107
Ticker: HUN	Meeting Type:	Annual
	Meeting Date:	03-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Nolan D. Archibald	Mgmt	For	For
	H.W. Lichtenberger	Mgmt	For	For
	Richard A. Michaelson	Mgmt	For	For

02	To Ratify the Appointment of Deloitte & Touche LLP as our Independent Registered Public Accounting Firm for the year ending December 31, 2007.	Mgmt	For	For

ICO GLOBAL COMMUNICATIONS (HLDG.) LT	Agenda Number:	932706786
Security: 44930K108
Ticker: ICOG	Meeting Type:	Annual
	Meeting Date:	15-Jun-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Craig O. McCaw	Mgmt	For	For
	J. Timothy Bryan	Mgmt	For	For
	Donna P. Alderman	Mgmt	For	For
	Samuel I. Ginn	Mgmt	For	For
	Barry L. Rowan	Mgmt	For	For
	R. Gerard Salemme	Mgmt	For	For
	David Wasserman	Mgmt	For	For
	Benjamin G. Wolff	Mgmt	For	For

02	Approval of Amended and Restated 2000 Stock Incentive Plan.	Mgmt	For	For

03	Ratification of Selection of Independent Registered Public Accounting Firm.	Mgmt	For	For

KINDRED HEALTHCARE, INC.	Agenda Number:	932679218
Security: 494580103
Ticker: KND	Meeting Type:	Annual
	Meeting Date:	31-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Edward L. Kuntz	Mgmt	For	For
	Ann C. Berzin	Mgmt	For	For
	Thomas P. Cooper, M.D.	Mgmt	For	For
	Paul J. Diaz	Mgmt	For	For
	Michael J. Embler	Mgmt	For	For
	Garry N. Garrison	Mgmt	For	For
	Issac Kaufman	Mgmt	For	For
	John H. Klein	Mgmt	For	For
	Eddy J. Rogers, Jr.	Mgmt	For	For

02	Proposal to Amend and Restate the Company’s 2001 Stock Option Plan for Non-Employee Directors.	Mgmt	Against	Against

03	Proposal to Ratify the Appointment of PricewaterhouseCoopers LLP as the Company’s Independent Auditor for fiscal year 2007.	Mgmt	For	For

LOUISIANA-PACIFIC CORPORATION	Agenda Number:	932643720
Security: 546347105
Ticker: LPX	Meeting Type:	Annual
	Meeting Date:	03-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Lizanne C. Gottung	Mgmt	For	For
	Dustan E. McCoy	Mgmt	For	For
	Colin D. Watson	Mgmt	For	For

02	Ratification of the Selection of Deloitte & Touche LLP as LP’s Independent Auditors for 2007.	Mgmt	For	For

MAGUIRE PROPERTIES INC.	Agenda Number:	932712652
Security: 559775101
Ticker: MPG	Meeting Type:	Annual
	Meeting Date:	05-Jun-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Robert F. Maguire III	Mgmt	For	For
	Lawrence S. Kaplan	Mgmt	For	For
	Caroline S. McBride	Mgmt	For	For
	Andrea L. Van De Kamp	Mgmt	For	For
	Walter L. Weisman	Mgmt	For	For
	Lewis N. Wolff	Mgmt	For	For

02	Ratification of the Selection of KPMG LLP as the Company’s Independent Registered Public Accounting Firm for the year ended December 31, 2007.	Mgmt	For	For

03	Approval of the Second Amended and Restated 2003 Incentive Award Plan of the Company, Maguire Properties Services, Inc. and Maguire Properties L.P.	Mgmt	Against	Against

OMNICARE, INC.	Agenda Number:	932702120
Security: 681904108
Ticker: OCR	Meeting Type:	Annual
	Meeting Date:	25-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Edward L. Hutton	Mgmt	For	For
	Joel F. Gemunder	Mgmt	For	For
	John T. Crotty	Mgmt	For	For
	Charles H. Erhart, Jr.	Mgmt	For	For
	Sandra E. Laney	Mgmt	For	For
	A.R. Lindell, PH.D., RN	Mgmt	For	For
	John H. Timoney	Mgmt	For	For
	Amy Wallman	Mgmt	For	For

02	To Ratify the Selection of Independent Registered Public Accounting Firm.	Mgmt	For	For

PACKAGING CORPORATION OF AMERICA	Agenda Number:	932678812
Security: 695156109
Ticker: PKG	Meeting Type:	Annual
	Meeting Date:	24-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Henry F. Frigon	Mgmt	No vote	N/A
	Louis A. Holland	Mgmt	No vote
	Samuel M. Mencoff	Mgmt	No vote
	Roger B. Porter	Mgmt	No vote
	Thomas S. Souleles	Mgmt	No vote
	Paul T. Stecko	Mgmt	No vote
	Rayford K. Williamson	Mgmt	No vote

02	Proposal to Ratify Appointment of Ernst & Young LLP as the Independent Registered Public Accounting Firm.	Mgmt	No vote	N/A

RELIANT ENERGY, INC.	Agenda Number:	932677365
Security: 75952B105
Ticker: RRI	Meeting Type:	Annual
	Meeting Date:	16-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Proposal to Amend the Certificate of Incorporation to Remove Unnecessary and Outdated Provisions.	Mgmt	For	For

02	Proposal to Amend the Certificate of Incorporation to Eliminate the Classified Structure of the Board.	Mgmt	For	For

3A	Election of Director (If Stockholders Approve Item 2): E. William Barnett	Mgmt	For	For
3B	Election of Director (If Stockholders Approve Item 2):	Mgmt	For	For
Sarah M. Barpoulis
3C	Election of Director (If Stockholders Approve Item 2):	Mgmt	For	For
Donald J. Breeding
3D	Election of Director (If Stockholders Approve Item 2):	Mgmt	For	For
Kirby Jon H. Caldwell
3E	Election of Director (If Stockholders Approve Item 2):	Mgmt	For	For
Steven L. Miller
3F	Election of Director (If Stockholders Approve Item 2):	Mgmt	For	For
Laree E. Perez
3G	Election of Director (If Stockholders Approve Item 2):	Mgmt	For	For
Evan J. Silverstein
3H	Election of Director (If Stockholders Approve Item 2):	Mgmt	For	For
Joel V. Staff
3I	Election of Director (If Stockholders Approve Item 2):	Mgmt	For	For
William L. Transier

4A	Election of Director (If Stockholders do not Approve item 2):	Mgmt	For	For
Sarah M. Barpoulis
4B	Election of Director	Mgmt	For	For

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
(If Stockholders do not Approve Item 2):
Laree E. Perez
4C	Election of Director (If Stockholders do not Approve Item 2):	Mgmt	For	For
William L. Transier

05	Proposal to Ratify the Selection of KPMG LLP as Reliant Energy, Inc.’s Independent Auditor.	Mgmt	For	For

SL GREEN REALTY CORP.	Agenda Number:	932689055
Security: 78440X101
Ticker: SLG	Meeting Type:	Annual
	Meeting Date:	24-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Edwin Thomas Burton III	Mgmt	For	For

02	To Ratify the Selection of Ernst & Young LLP as our Independent Registered Public Accounting Firm for the fiscal year ending December 31, 2007.	Mgmt	For	For

03	To Authorize and Approve Our Amended and Restated 2005 Stock Option and Incentive Plan in order to Increase that number of Shares that may be Issued pursuant to such Plan.	Mgmt	Against	Against

04	To Authorize and Approve Articles of Amendment and Restatement of Our Articles of Incorporation in order to (i) Increase the number of Authorized Shares of Common Stock and (ii) Make Various Ministerial Changes to our Current Articles of Incorporation.	Mgmt	Against	Against

SLM CORPORATION	Agenda Number:	932662035
Security: 78442P106
Ticker: SLM	Meeting Type:	Annual
	Meeting Date:	17-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Ann Torre Bates	Mgmt	For	For
	Charles L. Daley	Mgmt	For	For
	W.M. Diefenderfer III	Mgmt	For	For
	Thomas J. Fitzpatrick	Mgmt	For	For
	Diane Suitt Gilleland	Mgmt	For	For
	Earl A. Goode	Mgmt	For	For
	Ronald F. Hunt	Mgmt	For	For
	Benjamin J. Lambert III	Mgmt	For	For
	Albert L. Lord	Mgmt	For	For
	Barry A. Munitz	Mgmt	For	For
	A. Alexander Porter, Jr.	Mgmt	For	For
	Wolfgang Schoellkopf	Mgmt	For	For
	Steven L. Shapiro	Mgmt	For	For
	Barry L. Williams	Mgmt	For	For

02	Ratify the Appointment of PricewaterhouseCoopers LLP as the Corporation’s Independent Registered Public Accounting Firm.	Mgmt	For	For

THE WILLIAMS COMPANIES, INC.	Agenda Number:	932676654
Security: 969457100
Ticker: WMB	Meeting Type:	Annual
	Meeting Date:	17-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
1A	Election of Director: Kathleen B. Cooper	Mgmt	For	For
1B	Election of Director: William R. Granberry	Mgmt	For	For
1C	Election of Director: Charles M. Lillis	Mgmt	For	For
1D	Election of Director: William G. Lowrie	Mgmt	For	For

02	Ratification of Ernst & Young LLP as Auditors for 2007.	Mgmt	For	For

03	Approval of the Williams Companies, Inc. 2007 Incentive Plan.	Mgmt	For	For

04	Approval of the Williams Companies, Inc. 2007 Employee Stock Purchase Plan.	Mgmt	For	For

UNITED RENTALS, INC.	Agenda Number:	932712311
Security: 911363109
Ticker: URI	Meeting Type:	Annual
	Meeting Date:	04-Jun-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
1A	Election of Director: Bradley S. Jacobs	Mgmt	Abstain	Against
1B	Election of Director: Howard L. Clark, Jr.	Mgmt	Abstain	Against
1C	Election of Director: Mark A. Suwyn	Mgmt	Abstain	Against
1D	Election of Director: Lawrence Keith Wimbush	Mgmt	Abstain	Against

02	Ratification of Appointment of Independent Auditors	Mgmt	Abstain	Against

03	Company Proposal to Amend the Company’s Amended and Restated Certificate of Incorporation to Declassify the Company’s Board of Directors	Mgmt	Abstain	Against

WYNDHAM WORLDWIDE CORPORATION	Agenda Number:	932647425
Security: 98310W108
Ticker: WYN	Meeting Type:	Annual
	Meeting Date:	26-Apr-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	RT. Hon Brian Mulroney	Mgmt	For	For
	Michael H. Wargotz	Mgmt	For	For

02	To Ratify and Approve the Appointment of Deloitte & Touche LLP as Wyndham Worldwide Corporation’s Independent Registered Public Accounting Firm for the year ending December 31, 2007.	Mgmt	For	For

HIGHLAND HIGH INCOME FUND
There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series was entitled to vote.

HIGHLAND INCOME FUND
There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series was entitled to vote.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Highland Funds I

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer (Principal Executive Officer)

Date	August 31, 2007

*	Print the name and title of each signing officer under his or her signature.